Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (Accumulated Losses)
Beginning balance at Jun. 30, 2021	$ 581,397	$ 1,163,153	$ 92,855	$ (220)	$ (39,791)	$ 12,969	$ (647,569)
Loss for the period	(22,645)						(22,645)
Other comprehensive income/(loss)	(195)			154	(349)
Total comprehensive profit/(loss) for the period	(22,840)			154	(349)		(22,645)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	175	175
Transactions with owners in their capacity as owners	175	175
Transfer of exercised options		164	(164)
Fair value of share-based payments	1,014		1,014
Increase (decrease) in equity	1,014	164	850
Ending balance at Sep. 30, 2021	559,746	1,163,492	93,705	(66)	(40,140)	12,969	(670,214)
Beginning balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Loss for the period	(16,884)						(16,884)
Other comprehensive income/(loss)	(73)			86	(159)
Total comprehensive profit/(loss) for the period	(16,957)			86	(159)		(16,884)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	42,425	42,425
Transactions with owners in their capacity as owners	42,425	42,425
Tax credited / (debited) to equity	(55)		(55)
Fair value of share-based payments	350		350
Increase (decrease) in equity	295		295
Ending balance at Sep. 30, 2022	$ 522,807	$ 1,207,734	$ 98,219	$ (456)	$ (39,859)	$ 12,969	$ (755,800)